Components of Net Realized Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	$ 255.4	$ 188.4	$ 340.7
Gross realized losses on securities sales	(51.5)	(25.8)	(121.3)
Net realized gains (losses) on securities sales	203.9	162.6	219.4
Other-than-temporary impairment losses	(4.1)	(13.5)	(208.1)
Total net realized gains (losses) on securities	102.6	96.1	27.1
Fixed maturities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	94.6	91.0	159.6
Gross realized losses on securities sales	(15.0)	(18.6)	(24.0)
Net realized gains (losses) on securities sales	79.6	72.4	135.6
Other-than-temporary impairment losses	(3.9)	(13.0)	(39.0)
Fixed maturities | U.S. government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	59.1	39.8	103.1
Gross realized losses on securities sales	(9.3)	(12.9)	(2.1)
Net realized gains (losses) on securities sales	49.8	26.9	101.0
Fixed maturities | State and local government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	3.5	10.0	35.2
Gross realized losses on securities sales	0	0	(7.6)
Net realized gains (losses) on securities sales	3.5	10.0	27.6
Fixed maturities | Corporate And Other Debt Securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	23.0	30.9	20.5
Gross realized losses on securities sales	(3.5)	(0.5)	(0.5)
Net realized gains (losses) on securities sales	19.5	30.4	20.0
Fixed maturities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	2.0	0	0
Gross realized losses on securities sales	0	0	(3.2)
Net realized gains (losses) on securities sales	2.0	0	(3.2)
Other-than-temporary impairment losses	(3.3)	(11.1)	(32.0)
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.3	1.0	0.8
Gross realized losses on securities sales	0	0	(9.9)
Net realized gains (losses) on securities sales	0.3	1.0	(9.1)
Other-than-temporary impairment losses	(0.6)	(1.9)	(0.9)
Fixed maturities | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	2.1	0.8	0
Gross realized losses on securities sales	0	0	(0.7)
Net realized gains (losses) on securities sales	2.1	0.8	(0.7)
Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	4.6	8.5	0
Gross realized losses on securities sales	(2.2)	(5.2)	0
Net realized gains (losses) on securities sales	2.4	3.3	0
Other-than-temporary impairment losses	0	0	(6.1)
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	148.9	83.6	32.6
Gross realized losses on securities sales	0	0	(57.3)
Net realized gains (losses) on securities sales	148.9	83.6	(24.7)
Other-than-temporary impairment losses	0	0	(158.8)
Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	11.9	13.8	148.5
Gross realized losses on securities sales	(36.5)	(7.2)	(40.0)
Net realized gains (losses) on securities sales	(24.6)	6.6	108.5
Other-than-temporary impairment losses	(0.2)	(0.5)	(10.3)
Hybrid and Derivative Instruments
Gain (Loss) on Investments [Line Items]
Net holding period gains (losses)	(97.2)	(53.0)	15.8
Hybrid and Derivative Instruments | Hybrid Preferred Stock
Gain (Loss) on Investments [Line Items]
Net holding period gains (losses)	1.7	5.5	14.5
Hybrid and Derivative Instruments | Derivative Instruments
Gain (Loss) on Investments [Line Items]
Net holding period gains (losses)	$ (98.9)	$ (58.5)	$ 1.3